Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 15,600,000	$ 67,270,000	$ 11,300,000	$ 94,170,000
CANADA | 453 Lubicon Lake Band
Total			130,000	130,000
CANADA | Big Lakes County
Total	200,000			200,000
CANADA | Brazeau County
Total	5,260,000			5,260,000
CANADA | Clearwater County
Total	3,970,000			3,970,000
CANADA | County of Wetaskiwin No 10
Total	340,000			340,000
CANADA | Duncan's First Nation
Total			200,000	200,000
CANADA | Gift Lake Metis Settlement
Total	70,000	290,000	780,000	1,140,000
CANADA | Metis Settlements General Council
Total		410,000		410,000
CANADA | Northern Sunrise County
Total	2,280,000			2,280,000
CANADA | Parkland County
Total	110,000			110,000
CANADA | Peavine Metis Settlement
Total		1,310,000	570,000	1,880,000
CANADA | Province of Alberta
Total	1,890,000	$ 65,260,000	8,280,000	75,430,000
CANADA | Special Areas Board
Total	950,000		50,000	1,000,000
CANADA | Sucker Creek First Nation
Total			150,000	150,000
CANADA | Woodland Cree First Nation
Total			$ 1,140,000	1,140,000
CANADA | Yellowhead County
Total	$ 530,000			$ 530,000